Notes Payable and Convertible Notes Payable (Details) - Short-term Debt - USD ($)	Nov. 30, 2018	May 31, 2018	May 31, 2017
Notes Payable and Convertible Notes Payable (Details) - Short-term Debt [Line Items]
Note payable	$ 48,874	$ 75,137	$ 699,208
Current portion	48,874	75,137	699,208
Long term portion	0	0	0
Binder Funding Notes [Member] | Chief Executive Officer [Member]
Notes Payable and Convertible Notes Payable (Details) - Short-term Debt [Line Items]
Note payable	48,874	137
Newcan Funding Notes [Member] | Director [Member]
Notes Payable and Convertible Notes Payable (Details) - Short-term Debt [Line Items]
Note payable	$ 0	$ 75,000	$ 621,658